Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2020, 2019 and 2018 is as follows:

For the year ended December 31, 2020

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$87,026	$105,353	$375,594	$347,919	915,892	$—	$915,892
Vessel operating costs	(30,396)	(47,791)	(107,710)	(147,851)	(333,748)	—	(333,748)
Voyage expenses	(60)	(402)	(3,479)	(4,018)	(7,959)	—	(7,959)
Depreciation - owned or finance leased vessels	(20,557)	(21,359)	(79,208)	(73,144)	(194,268)	—	(194,268)
Depreciation - right of use assets	—	(12,017)	(8,583)	(30,950)	(51,550)	—	(51,550)
Impairment of vessels	—	—	—	(14,207)	(14,207)	—	(14,207)
Impairment of goodwill	(2,639)	—	—	—	(2,639)	—	(2,639)
General and administrative expenses	(1,180)	(1,960)	(4,029)	(6,060)	(13,229)	(52,958)	(66,187)
Financial expenses	—	—	—	—	—	(154,971)	(154,971)
Gain on repurchase of Convertible Notes	—	—	—	—	—	1,013	1,013
Financial income	104	9	51	520	684	565	1,249
Other income and (expenses), net	—	—	—	—	—	1,499	1,499
Segment income or loss	$32,298	$21,833	$172,636	$72,209	$298,976	$(204,852)	$94,124
For the year ended December 31, 2019

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$67,461	$106,811	$263,818	$266,235	$704,325	$—	$704,325
Vessel operating costs	(29,161)	(50,750)	(97,346)	(117,274)	(294,531)	—	(294,531)
Voyage expenses	(1,628)	(1,414)	(530)	(2,588)	(6,160)	—	(6,160)
Charterhire	—	(4,256)	271	(414)	(4,399)	—	(4,399)
Depreciation - owned or finance leased vessels	(19,520)	(19,119)	(73,774)	(67,639)	(180,052)	—	(180,052)
Depreciation - right of use assets	—	(11,678)	(2,266)	(12,972)	(26,916)	—	(26,916)
General and administrative expenses	(1,167)	(2,192)	(3,841)	(4,951)	(12,151)	(50,144)	(62,295)
Financial expenses	—	—	—	—	—	(186,235)	(186,235)
Financial income	360	18	32	538	948	7,234	8,182
Other expenses, net	—	—	—	15	15	(424)	(409)
Segment income or loss	16,345	17,420	86,364	60,950	181,079	(229,569)	$(48,490)
For the year ended December 31, 2018

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$47,722	$95,188	$203,414	$238,723	$585,047	$—	$585,047
Vessel operating costs	(28,942)	(48,249)	(91,975)	(111,294)	(280,460)	—	(280,460)
Voyage expenses	(591)	(440)	(3,225)	(890)	(5,146)	—	(5,146)
Charterhire	—	(19,223)	(7,883)	(32,526)	(59,632)	—	(59,632)
Depreciation - owned or finance leased vessels	(19,290)	(18,190)	(72,610)	(66,633)	(176,723)	—	(176,723)
General and administrative expenses	(1,173)	(2,195)	(3,790)	(4,771)	(11,929)	(40,343)	(52,272)
Merger transaction related costs	—	—	—	—	—	(272)	(272)
Financial expenses	—	—	—	—	—	(186,628)	(186,628)
Loss on exchange of convertible notes	—	—	—	—	—	(17,838)	(17,838)
Financial income	111	16	22	515	664	3,794	4,458
Other expenses, net	—	—	—	—	—	(605)	(605)
Segment income or loss	$(2,163)	$6,907	$23,953	$23,124	$51,821	$(241,892)	$(190,071)

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2020, 2019 and 2018, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2020	2019	2018
MR	Scorpio MR Pool Limited (1)	$340,937	$261,727	$225,181
LR2	Scorpio LR2 Pool Limited (1)	369,476	260,893	188,890
Handymax	Scorpio Handymax Tanker Pool Limited (1)	105,355	103,150	82,782
		$815,768	$625,770	$496,853

(1)These customers are related parties as described in Note 15.